Schedule of investments
Delaware Strategic Income Fund	April 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 7.93%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA2 M2 144A 3.768% (LIBOR01M + 3.10%) 3/25/50 #, •	1,542,880	$ 1,548,986
Series 2021-DNA1 M2 144A 2.089% (SOFR + 1.80%) 1/25/51 #, •	1,500,000	1,468,861
Series 2021-DNA3 M2 144A 2.389% (SOFR + 2.10%) 10/25/33 #, •	1,350,000	1,314,508
Series 2021-HQA1 M2 144A 2.539% (SOFR + 2.25%) 8/25/33 #, •	2,000,000	1,962,570
Series 2021-HQA2 M2 144A 2.339% (SOFR + 2.05%) 12/25/33 #, •	2,000,000	1,937,541
Total Agency Collateralized Mortgage Obligations (cost $8,384,890)		8,232,466

Agency Commercial Mortgage-Backed Securities — 1.83%
FREMF Mortgage Trust
Series 2017-K66 B 144A 4.174% 7/25/27 #, •	325,000	319,462
Series 2017-K71 B 144A 3.881% 11/25/50 #, •	325,000	315,197
Series 2018-K72 B 144A 4.118% 12/25/50 #, •	325,000	317,303
Series 2018-K86 C 144A 4.437% 11/25/51 #, •	970,000	948,387
Total Agency Commercial Mortgage-Backed Securities (cost $2,140,546)		1,900,349

Convertible Bonds — 2.16%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	245,000	247,573
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	290,000	303,949
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	1,124,000	1,099,946
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	265,000	219,473
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	404,000	369,054
Total Convertible Bonds (cost $2,187,763)		2,239,995

Corporate Bonds — 51.78%
Banking — 4.22%
Access Bank
144A 6.125% 9/21/26 #	400,000	378,212
144A 9.125% 10/7/26 #, μ, ψ	400,000	366,000

NQ-023 [4/22] 6/22 (2257044)    1

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Ally Financial 5.75% 11/20/25		330,000	$ 339,356
Banco de Bogota 144A 6.25% 5/12/26 #		410,000	407,136
Banco Industrial 144A 4.875% 1/29/31 #, μ		200,000	190,439
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ		500,000	516,888
Bank of America
4.571% 4/27/33 μ		110,000	109,613
6.125% 4/27/27 μ, ψ		65,000	65,163

Bank of New York Mellon 4.70% 9/20/25 μ, ψ		47,000	47,000
Barclays 4.375% 3/15/28 μ, ψ		470,000	393,038
Citigroup 4.00% 12/10/25 μ, ψ		215,000	195,650
Deutsche Bank 5.625% 5/19/31 μ	EUR	300,000	327,896
Fifth Third Bancorp 4.337% 4/25/33 μ		65,000	64,823
JPMorgan Chase & Co. 4.586% 4/26/33 μ		45,000	45,246
PNC Financial Services Group 6.00% 5/15/27 μ, ψ		50,000	50,000
SVB Financial Group
4.00% 5/15/26 μ, ψ		420,000	365,799
4.57% 4/29/33 μ		85,000	84,322

Truist Financial 4.95% 9/1/25 μ, ψ		165,000	165,206
Wells Fargo & Co.
3.90% 3/15/26 μ, ψ		205,000	187,180
4.611% 4/25/53 μ		85,000	83,846
			4,382,813
Basic Industry — 5.68%
AngloGold Ashanti Holdings
3.375% 11/1/28		200,000	178,862
3.75% 10/1/30		440,000	394,277

Artera Services 144A 9.033% 12/4/25 #		205,000	194,289
Bidvest Group UK 144A 3.625% 9/23/26 #		600,000	552,765
CSN Inova Ventures 144A 6.75% 1/28/28 #		655,000	651,984
Domtar 144A 6.75% 10/1/28 #		509,000	505,455
First Quantum Minerals 144A 6.875% 10/15/27 #		1,000,000	1,006,185
JSW Steel 144A 5.05% 4/5/32 #		405,000	347,463
Methanex 5.25% 12/15/29		900,000	856,264
Sasol Financing USA 4.375% 9/18/26		675,000	634,335
Stillwater Mining 144A 4.00% 11/16/26 #		620,000	570,778
			5,892,657
2    NQ-023 [4/22] 6/22 (2257044)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage — 1.69%
Charles Schwab 5.375% 6/1/25 μ, ψ	35,000	$ 35,440
Jefferies Group 6.50% 1/20/43	1,400,000	1,531,561
XP 144A 3.25% 7/1/26 #	200,000	183,883
		1,750,884
Capital Goods — 1.79%
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	250,000	225,312
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	640,000	556,115
Standard Industries
144A 3.375% 1/15/31 #	159,000	127,214
144A 4.375% 7/15/30 #	313,000	261,355

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	700,000	684,653
		1,854,649
Communications — 6.49%
Altice France 144A 5.50% 10/15/29 #	865,000	736,232
Cellnex Finance 144A 3.875% 7/7/41 #	400,000	300,002
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	500,000	498,208
Discovery Communications 4.00% 9/15/55	10,000	7,516
HTA Group 144A 7.00% 12/18/25 #	750,000	743,917
LCPR Senior Secured Financing DAC 144A 5.125% 7/15/29 #	610,000	556,320
Magallanes
144A 3.755% 3/15/27 #	150,000	145,254
144A 4.279% 3/15/32 #	25,000	23,237
144A 5.141% 3/15/52 #	95,000	84,870
Rogers Communications
144A 3.80% 3/15/32 #	45,000	41,477
144A 4.55% 3/15/52 #	60,000	53,340

Sprint Capital 8.75% 3/15/32	525,000	668,063
Terrier Media Buyer 144A 8.875% 12/15/27 #	415,000	406,158
Time Warner Cable 7.30% 7/1/38	650,000	729,958
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	755,000	680,791
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	400,000	338,860
VTR Comunicaciones 144A 4.375% 4/15/29 #	850,000	721,149
		6,735,352
Consumer Cyclical — 4.33%
Alsea 144A 7.75% 12/14/26 #	600,000	603,192
Arcos Dorados 144A 6.125% 5/27/29 #	370,000	363,364
NQ-023 [4/22] 6/22 (2257044)    3

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
B2W Digital 144A 4.375% 12/20/30 #		630,000	$ 518,953
Bath & Body Works 6.875% 11/1/35		460,000	450,365
Carnival
144A 5.75% 3/1/27 #		355,000	322,056
144A 7.625% 3/1/26 #		398,000	389,996

General Motors Financial 5.70% 9/30/30 μ, ψ		80,000	78,400
MGM Resorts International 4.75% 10/15/28		425,000	390,958
PetSmart 144A 7.75% 2/15/29 #		250,000	249,029
Prime Security Services Borrower 144A 6.25% 1/15/28 #		500,000	448,775
Royal Caribbean Cruises 144A 5.50% 4/1/28 #		135,000	123,418
Schaeffler 2.875% 3/26/27	EUR	350,000	349,546
Six Flags Entertainment 144A 4.875% 7/31/24 #		140,000	139,623
VICI Properties
4.95% 2/15/30		20,000	19,879
5.125% 5/15/32		40,000	39,764
			4,487,318
Consumer Non-Cyclical — 3.95%
Bausch Health
144A 5.50% 11/1/25 #		120,000	116,324
144A 6.25% 2/15/29 #		637,000	464,297

Central American Bottling 144A 5.25% 4/27/29 #		585,000	556,502
CSL Finance
144A 4.05% 4/27/29 #		30,000	29,862
144A 4.75% 4/27/52 #		50,000	49,277

InRetail Consumer 144A 3.25% 3/22/28 #		625,000	552,441
JBS USA 144A 3.00% 2/2/29 #		25,000	22,284
MHP 144A 6.25% 9/19/29 #		505,000	265,125
Organon & Co. 144A 5.125% 4/30/31 #		500,000	452,572
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #		526,000	532,015
Pilgrim's Pride 144A 5.875% 9/30/27 #		121,000	122,028
Tenet Healthcare
144A 4.25% 6/1/29 #		255,000	230,742
144A 6.125% 10/1/28 #		145,000	139,448
6.875% 11/15/31		370,000	383,844

Teva Pharmaceutical Finance Netherlands III 5.125% 5/9/29		200,000	181,858
			4,098,619
4    NQ-023 [4/22] 6/22 (2257044)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric — 2.07%
Calpine
144A 5.00% 2/1/31 #	145,000	$ 123,832
144A 5.125% 3/15/28 #	279,000	253,781

Duke Energy 4.875% 9/16/24 μ, ψ	80,000	79,400
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	94,168
NRG Energy 144A 4.45% 6/15/29 #	335,000	321,635
Pacific Gas and Electric 3.30% 8/1/40	517,000	377,346
PG&E 5.25% 7/1/30	315,000	286,853
UEP Penonome II 144A 6.50% 10/1/38 #	626,091	610,699
		2,147,714
Energy — 8.92%
Canacol Energy 144A 5.75% 11/24/28 #	610,000	553,935
CNX Midstream Partners 144A 4.75% 4/15/30 #	500,000	460,672
CNX Resources 144A 6.00% 1/15/29 #	700,000	691,799
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	442,000	430,716
Ecopetrol 4.625% 11/2/31	615,000	514,983
Energy Transfer 6.50% 11/15/26 μ, ψ	485,000	462,016
Genesis Energy 7.75% 2/1/28	505,000	486,757
Geopark 144A 5.50% 1/17/27 #	620,000	559,621
Guara Norte 144A 5.198% 6/15/34 #	594,915	525,134
Lukoil Capital DAC 144A 3.60% 10/26/31 #	620,000	232,500
Murphy Oil
5.875% 12/1/27	365,000	362,651
6.375% 7/15/28	270,000	274,949

NuStar Logistics 6.375% 10/1/30	125,000	123,253
PDC Energy 5.75% 5/15/26	445,000	433,537
Petroleos Mexicanos 5.95% 1/28/31	1,135,000	956,845
Southwestern Energy 7.75% 10/1/27	655,000	684,816
TechnipFMC 144A 6.50% 2/1/26 #	832,000	862,052
Tullow Oil 144A 10.25% 5/15/26 #	640,000	636,230
		9,252,466
Finance Companies — 1.98%
AerCap Ireland Capital DAC
2.45% 10/29/26	150,000	133,555
3.30% 1/30/32	150,000	124,884
3.40% 10/29/33	150,000	123,247

Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	620,000	558,849
CIFI Holdings Group 6.45% 11/7/24	200,000	165,600
NQ-023 [4/22] 6/22 (2257044)    5

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Oryx Funding 144A 5.80% 2/3/31 #		685,000	$ 677,013
Times China Holdings 5.55% 6/4/24		520,000	275,600
			2,058,748
Insurance — 1.79%
Brighthouse Financial
4.70% 6/22/47		244,000	210,174
5.625% 5/15/30		25,000	26,140

Brown & Brown 4.95% 3/17/52		136,000	130,766
HUB International 144A 5.625% 12/1/29 #		545,000	500,713
MetLife 3.85% 9/15/25 μ, ψ		185,000	176,638
Sagicor Financial 144A 5.30% 5/13/28 #		400,000	390,598
USI 144A 6.875% 5/1/25 #		425,000	419,150
			1,854,179
Natural Gas — 0.49%
Medco Laurel Tree 144A 6.95% 11/12/28 #		545,000	510,686
			510,686
Real Estate Investment Trusts — 0.04%
American Homes 4 Rent 3.625% 4/15/32		50,000	45,550
			45,550
Technology — 2.06%
Broadcom 144A 3.469% 4/15/34 #		1,185,000	1,007,071
Entegris Escrow 144A 4.75% 4/15/29 #		90,000	86,865
ION Trading Technologies 144A 5.75% 5/15/28 #		250,000	234,390
Iron Mountain
144A 5.25% 7/15/30 #		71,000	65,197
144A 5.625% 7/15/32 #		600,000	543,666

Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		230,000	203,111
			2,140,300
Transportation — 4.79%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	200,000	199,309
Azul Investments 144A 7.25% 6/15/26 #		640,000	544,887
Babcock International Group 1.375% 9/13/27	EUR	500,000	480,596
DAE Funding 144A 3.375% 3/20/28 #		695,000	635,056
Delta Air Lines 7.375% 1/15/26		661,000	704,738
Grupo Aeromexico 144A 8.50% 3/17/27 #		500,000	505,675
International Consolidated Airlines Group 3.75% 3/25/29	EUR	300,000	273,605
6    NQ-023 [4/22] 6/22 (2257044)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Mileage Plus Holdings 144A 6.50% 6/20/27 #		625,000	$ 638,181
Rutas 2 and 7 Finance 144A 3.018% 9/30/36 #, ^		705,666	473,894
United Airlines
144A 4.375% 4/15/26 #		100,000	96,650
144A 4.625% 4/15/29 #		457,000	419,958
			4,972,549
Utilities — 1.49%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		656,600	604,456
Electricite de France
2.875% 12/15/26 μ, ψ	EUR	600,000	563,368
3.00% 9/3/27 μ, ψ	EUR	400,000	372,558
			1,540,382
Total Corporate Bonds (cost $59,137,560)			53,724,866

Municipal Bonds — 1.07%
Commonwealth of Puerto Rico
2.646% 11/1/43^		185,682	96,787
Series A 2.993% 7/1/24^		19,224	17,490
Series A 4.363% 7/1/33^		48,098	27,515
Series A1 4.00% 7/1/33		37,375	34,751
Series A1 4.00% 7/1/35		33,594	31,147
Series A1 4.00% 7/1/37		28,832	25,991
Series A1 4.00% 7/1/41		39,202	35,344
Series A1 4.00% 7/1/46		40,769	35,867
Series A1 5.375% 7/1/25		41,625	43,036
Series A1 5.625% 7/1/27		41,247	43,754
Series A1 5.625% 7/1/29		40,578	43,729
Series A1 5.75% 7/1/31		39,413	43,137
Series A1 5.25% 7/1/23		41,742	42,259

GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40		638,655	589,958
Total Municipal Bonds (cost $1,168,089)			1,110,765

NQ-023 [4/22] 6/22 (2257044)    7

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities — 3.15%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.763% 11/25/36 •	149,600	$ 145,860
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	750,000	664,191
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	445,500	399,703
Hardee's Funding Series 2020-1A A2 144A 3.981% 12/20/50 #	2,172,500	2,055,270
Total Non-Agency Asset-Backed Securities (cost $3,503,037)		3,265,024

Non-Agency Collateralized Mortgage Obligations — 6.05%
JPMorgan Mortgage Trust Series 2021-13 B1 144A 3.148% 4/25/52 #, •	593,788	506,654
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.928% 4/25/44 #, •	803,256	801,427
Series 2017-5 B2 144A 3.792% 8/25/47 #, •	1,765,546	1,667,087
Series 2017-6 B2 144A 3.726% 9/25/47 #, •	1,765,457	1,653,221
Series 2017-7 B2 144A 3.728% 10/25/47 #, •	1,772,046	1,652,221
Total Non-Agency Collateralized Mortgage Obligations (cost $6,949,075)		6,280,610

Non-Agency Commercial Mortgage-Backed Securities — 1.77%
Benchmark Mortgage Trust Series 2020-B22 A5 1.973% 1/15/54	500,000	425,934
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	109,238
DB-JPM Mortgage Trust Series 2020-C9 B 2.567% 8/15/53	500,000	423,837
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	500,000	480,071
Series 2018-GS9 B 4.321% 3/10/51 •	280,000	273,632

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	130,000	128,088
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,119,458)		1,840,800

8    NQ-023 [4/22] 6/22 (2257044)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements — 5.64%
Acrisure 1st Lien 5.014% (LIBOR01M + 4.25%) 2/15/27 •		199,500	$ 198,669
Acrisure Tranche B 4.264% (LIBOR01M + 3.50%) 2/15/27 •		300,811	296,894
Applied Systems 2nd Lien 6.506% (LIBOR03M + 5.50%) 9/19/25 •		1,346,453	1,348,556
AssuredPartners 4.264% ((LIBOR01M + 3.50%)) 2/12/27 •		452,936	447,388
BWay Holding 3.705% (LIBOR01M + 3.25%) 4/3/24 •		167,618	164,737
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •		279,300	277,962
Frontier Communications Tranche B 4.813% (LIBOR03M + 3.75%) 5/1/28 •		693,000	685,348
Global Medical Response 5.25% (LIBOR03M + 4.75%) 10/2/25 •		212,313	211,061
Hamilton Projects Acquiror 5.506% (LIBOR03M + 4.50%) 6/17/27 •		766,350	765,460
Spirit Aerosystems Tranche B 4.514% (LIBOR01M + 3.75%) 1/15/25 •		681,575	681,453
Ultimate Software Group 1st Lien 4.756% (LIBOR01M + 3.75%) 5/4/26 •		424,304	423,130
Verscend Holding Tranche B 4.764% ((LIBOR01M + 4.00%)) 8/27/25 •		350,087	349,813
Total Loan Agreements (cost $5,821,112)			5,850,471

Sovereign Bonds — 7.31%Δ
Brazil — 0.47%
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	356,000	67,043
Brazilian Government International Bond 4.75% 1/14/50		550,000	417,004
			484,047
Chile — 0.35%
Bonos de la Tesoreria de la Republica en pesos
144A 2.30% 10/1/28 #	CLP	290,000,000	262,275
144A 2.80% 10/1/33 #	CLP	130,000,000	106,068
			368,343
Czech Republic — 0.04%
Czech Republic Government Bond 2.40% 9/17/25	CZK	1,010,000	39,949
			39,949
NQ-023 [4/22] 6/22 (2257044)    9

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Dominican Republic — 0.34%
Dominican Republic International Bond 144A 4.50% 1/30/30 #		414,000	$ 358,397
			358,397
Egypt — 1.12%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		723,000	676,634
144A 7.60% 3/1/29 #		564,000	480,951
			1,157,585
Honduras — 0.73%
Honduras Government International Bond 144A 5.625% 6/24/30 #		959,000	759,049
			759,049
Hungary — 0.03%
Hungary Government Bond 5.50% 6/24/25	HUF	13,530,000	36,166
			36,166
Indonesia — 0.48%
Indonesia Treasury Bonds
6.125% 5/15/28	IDR	4,207,000,000	282,507
6.50% 2/15/31	IDR	3,249,000,000	216,383
			498,890
Ivory Coast — 1.03%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		1,164,000	1,072,847
			1,072,847
Mexico — 0.11%
Mexican Bonos 8.50% 5/31/29	MXN	2,300,000	109,424
			109,424
Mongolia — 0.50%
Mongolia Government International Bond 144A 3.50% 7/7/27 #		602,000	523,818
			523,818
Peru — 0.33%
Peruvian Government International Bond 144A 5.35% 8/12/40 #	PEN	1,794,000	340,778
			340,778
10    NQ-023 [4/22] 6/22 (2257044)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Poland — 0.04%
Republic of Poland Government Bond 2.50% 4/25/24	PLN	186,000	$ 38,900
			38,900
Senegal — 0.59%
Senegal Government International Bond 144A 6.75% 3/13/48 #		764,000	611,047
			611,047
Uruguay — 0.33%
Uruguay Government International Bond 8.50% 3/15/28	UYU	14,734,000	338,669
			338,669
Uzbekistan — 0.82%
Republic of Uzbekistan International Bond 144A 4.75% 2/20/24 #		862,000	849,354
			849,354
Total Sovereign Bonds (cost $8,761,099)			7,587,263

Supranational Banks — 0.77%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		804,000	797,455
Total Supranational Banks (cost $835,408)			797,455

US Treasury Obligations — 5.58%
US Treasury Bonds
2.25% 3/31/24		3,500,000	3,470,742
2.50% 3/31/27		370,000	362,614

US Treasury Note 2.25% 5/15/22		1,950,000	1,951,248
Total US Treasury Obligations (cost $5,807,683)			5,784,604
	Number of shares
Common Stock — 0.79%
Transportation — 0.79%
Aeromexico Rights †	49,917	815,893
Total Common Stock (cost $815,913)		815,893
NQ-023 [4/22] 6/22 (2257044)    11

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
	Number of contracts	Value (US $)
Options Purchased — 0.02%
Foreign Currency Put Options — 0.02%
AUD vs JPY, strike price $78, expiration date 8/23/22, notional amount $251,160,000 (JPMCB)	3,220,000	$ 10,163
GBP vs JPY, strike price $148, expiration date 8/23/22, notional amount $286,380,000 (JPMCB)	1,935,000	15,462
Total Options Purchased (cost $63,238)		25,625
	Number of shares
Short-Term Investments — 3.50%
Money Market Mutual Funds — 3.50%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.31%)	907,401	907,401
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.16%)	907,401	907,401
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.32%)	907,401	907,401
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.30%)	907,401	907,401
Total Short-Term Investments (cost $3,629,604)		3,629,604
Total Value of Securities Before Options Written—99.35% (cost $111,324,475)		103,085,790
12    NQ-023 [4/22] 6/22 (2257044)

(Unaudited)
	Number of contracts	Value (US $)
Options Written — (0.01%)
Foreign Currency Put Options — (0.01%)
AUD vs JPY, strike price $72, expiration date 8/23/22, notional amount $(231,840,000) (JPMCB)	(3,220,000)	$ (4,737)
GBP vs JPY, strike price $140, expiration date 8/23/22, notional amount $(270,900,000) (JPMCB)	(1,935,000)	(7,277)
Total Options Written (premium received $23,310)		$(12,014)
Receivables and Other Assets Net of Liabilities—0.66%		687,751
Net Assets Applicable to 13,482,973 Shares Outstanding—100.00%		$103,761,527
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of Rule 144A securities was $61,700,604, which represents 59.46% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
NQ-023 [4/22] 6/22 (2257044)    13

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	EUR	(300,000)	USD	340,077	5/20/22	$23,307
TD	EUR	(3,332,247)	USD	3,777,386	5/20/22	258,870
Total Foreign Currency Exchange Contracts						$282,177
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(37)	US Treasury 10 yr Notes	$(4,408,781)	$(4,676,940)	6/21/22	$268,159	$—	$7,516
2	US Treasury 10 yr Ultra Notes	258,000	279,802	6/21/22	—	(21,802)	(500)
Total Futures Contracts			$(4,397,138)		$268,159	$(21,802)	$7,016
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
14    NQ-023 [4/22] 6/22 (2257044)

(Unaudited)
Summary of abbreviations: (continued)
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CLP – Chilean Peso
CZK – Czech Koruna
EUR – European Monetary Unit
GBP – British Pound Sterling
HUF – Hungarian Forint
IDR – Indonesian Rupiah
MXN – Mexican Peso
PEN – Peruvian Sol
PLN – Polish Zloty
USD – US Dollar
UYU – Uruguayan Peso
NQ-023 [4/22] 6/22 (2257044)    15